Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits and Share-based Compensation, Noncash [Abstract]
Transactions under the Company’s stock option plans
Transactions under the Company’s stock option plans for 2017 and 2016 are summarized in the following table:

	Shares	Weighted average exercise price	Weighted average remaining contractual life in years	Aggregate intrinsic value
Outstanding at December 31, 2015	522,338	$6.45	5.1	$2,561,095
Options granted	127,400	11.11
Options exercised	(90,871)	7.97
Options forfeited	(1,833)	7.00
Options expired	(4,275)	7.64
Outstanding at December 31, 2016	552,759	$7.26	5.7	$4,663,432
Options granted	47,100	16.37
Options exercised	(94,679)	6.19
Options forfeited	—	—
Options expired	(607)	11.48
Outstanding at December 31, 2017	504,573	$8.31	5.7	$5,772,843
Exercisable at December 31, 2017	351,648	$6.53	4.6	$4,648,981

Stock Options, Valuation Assumptions
The fair values of the options granted during 2017 and 2016 were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	For the years ended December 31,
	2017	2016
Number of options granted	47,100	127,400
Weighted average exercise price	$16.37	$11.11
Weighted average fair value of options	$4.64	$3.49
Expected life in years (1)	6.57	6.79
Expected volatility (2)	28.12%	31.02%
Risk-free interest rate (3)	2.18%	1.94%
Dividend yield (4)	1.15%	1.38%

(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.

(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.

(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.

(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Schedule of Information About Options Exercised
Upon exercise, the Company issues shares from its authorized but unissued common stock to satisfy the options.  The following table presents information about options exercised during 2017 and 2016:

	For the years ended December 31,
	2017	2016
Number of options exercised	94,679	90,871
Total intrinsic value of options exercised	$1,073,474	$451,288
Cash received from options exercised	509,047	549,918
Tax deduction realized from options exercised	438,514	184,351

Schedule of Stock Options, by Exercise Price Range
The following table summarizes information about stock options outstanding and exercisable at December 31, 2017:

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
0.00 - 4.00	77,000	1.1	$3.51	77,000	$3.51
4.01 - 8.00	186,340	4.5	6.20	186,340	6.20
8.01 - 12.00	164,633	7.8	9.51	78,471	9.27
12.01 - 16.00	46,600	9.0	15.00	9,837	14.60
16.01 - 20.00	30,000	9.2	$16.75	—	$—
Total	504,573	5.7	$8.31	351,648	$6.53

Schedule of Nonvested Share Activity
The following table summarizes nonvested restricted stock activity for the year ended December 31, 2017:

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2016	97,203	$9.47
Granted	38,400	16.36
Canceled	—	—
Vested	(41,600)	8.92
Nonvested restricted stock at December 31, 2017	94,003	$12.53

Restricted Stock Awards Activity
Restricted stock awards granted during the years ended December 31, 2017 and 2016 were as follows:

	For the years ended December 31,
	2017	2016
Number of shares granted	38,400	44,016
Average grant date fair value	$16.36	$11.21

Allocation of Share-based Compensation Costs
Compensation expense related to the restricted stock for the years ended December 31, 2017 and 2016 is detailed in the following table:

	For the years ended December 31,
	2017	2016
Compensation expense	$462,470	$327,151
Income tax benefit	188,919	133,644
Compensation expense related to stock options and the related income tax benefit for the years ended December 31, 2017 and 2016 are detailed in the following table:

	For the years ended December 31,
	2017	2016
Compensation expense	$283,823	$218,013
Income tax benefit	115,942	89,058

Summary of Components of Net Periodic Pension Cost of Defined Benefit Plan Recognized
The following table summarizes the components of the net periodic pension cost of the defined benefit plan recognized during the years ended December 31, 2017 and 2016:

	For the years ended December 31,
(In thousands)	2017	2016
Service cost	$121	$62
Interest cost	43	38
Amortization of prior service cost	83	83
Net periodic benefit cost	$247	$183

Summary of Changes in Benefit Obligations of Defined Benefit Plan Recognized
The following table summarizes the changes in benefit obligations of the defined benefit plan recognized during the years ended December 31, 2017:

	For the years ended December 31,
(In thousands)	2017	2016
Benefit obligation, beginning of year	$1,023	$923
Service cost	121	62
Interest cost	43	38
Benefit obligation, end of year	$1,187	$1,023